Commitments & Contingencies	12 Months Ended
Dec. 31, 2021
Commitments & Contingencies
NOTE 11 – COMMITMENTS AND CONTINGENCIES
The Company accounts for loss contingencies in accordance with ASC
450-20,
Loss Contingencies
. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.
Commitments
In May 2021, the Company entered into a master subscription agreement with Palantir Technologies Inc. (“Palantir”) in which the Company would commit to utilize software and services from Palantir over the next six years for a total of $45.0 million. The software and services are an integral part of the Company’s plan to provide automated intelligence solutions as a service upon commercialization of the Company’s Cloud Manufacturing Platform. The agreement is structured such that the Company committed to spend $50.0 thousand per month through the earlier of the closing of the Merger or December 31, 2021. Should the Merger not have been consummated, the Company had the option of terminating the agreement and no further commitments would have been required. Upon close of the Merger in February 2022, the Company made a payment to Palantir of $
9.4
 million and the remaining
non-cancellable
future minimum payments due on this firm purchase agreement are $
10.1
 million.
Contingencies
In October 2021, based on an internal review, the Company became aware of certain additional duties likely owed to the United States Customs and Border Protection (“CBP”). The Company initiated a voluntary prior disclosure to CBP in late 2021 of certain possible errors in the declaration of imported products relating to value, classification, and other matters. The Company’s comprehensive review of import practices and communication with CBP is ongoing to accurately complete the analysis and quantify the liability. As a result, related to additional duties primarily from 2021, the Company recognized a $1.0 million charge within Cost of revenues in the consolidated statement of net loss and comprehensive loss for the year ended December 31, 2021. The Company made a further submission to CBP in March 2022 providing details regarding the possible errors and is working diligently to resolve the matter. The resolution of this prior disclosure could be material to the Company’s cash flows in a future period and to its results of operations for any period.
Operating Leases
The Company leases certain equipment (3D printers), office space and its corporate headquarters under non-cancelable
lease agreements with remaining terms that do not extend past 2026 which are accounted for as operating leases. Rent expense is recorded on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent escalation provisions. The difference between cash rent payments and the recognition of straight-line rent expense is recorded as deferred rent. Rent expense for the years ended December 31, 2021 and 2020 was $3.1 million and $1.7 million, respectively.
Future minimum
non-cancelable
lease payments under the Company’s operating leases as of December 31, 2021 were as follows:

Amounts
2022	2,895,231
2023	2,191,339
2024	779,456
2025	803,073
2026	67,087

Total	$6,736,187

ECP Environmental Growth Opportunities Corp [Member]
Commitments & Contingencies
Note 5—Commitments & Contingencies
Registration and Stockholder Rights
The holders of the Founder Shares, Private Placement Warrants, and Working Capital Warrants that may be issued upon conversion of the amounts due under the Note at the time the Company consummates a Business Combination (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration and stockholder rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
In the
event of any delay in filing and/or effectiveness of the registration statement required pursuant to the registration and stockholder rights agreement, or after the effective date, such registration statement ceases for any reason to remain continuously effective (each, a “Registration Default”), the holders will be entitled to payments from the Company equal to 2% of the purchase price on the occurrence of each registration default and 2% per month that such registration default continues to exist, as more fully described in the registration and stockholder rights agreement.
Underwriting Agreement
The Company granted the underwriters an option to cover over-allotments and for market stabilization purposes. The over-allotment option entitled the underwriters to purchase on a pro rata basis up to 4,500,000 additional Units at the Initial Public Offering price, less the underwriting discounts and commissions. On the date
of th
e Initial Public Offering, the underwriters exercised the over-allotment option in full, purchasing 4,500,000 Units. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $12,075,000 in the aggregate. The deferred fee will be waived by the underwriters in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
On January 24, 2021, the Company entered into a Forward Purchase Agreement with GSAM, in its capacity as investment adviser on behalf of the GSAM Client Accounts, as amended by the First Amendment to Forward Purchase Agreement, dated as of January 31, 2021 (as so amended, the “Forward Purchase Agreement”), pursuant to which the GSAM Client Accounts committed to purchase an aggregate of up to 5,000,000 forward purchase units (the “Forward Purchase Units”), consisting of one share of the Company’s Class A common stock (the “Forward Purchase Shares”) and one-quarter
of one warrant (the “Forward Purchase Warrants”), for $10.00 per Forward Purchase Unit, or an aggregate maximum amount of $50,000,000, in a private placement to close simultaneously with the closing of the Company’s initial Business Combination. Each whole Forward Purchase Warrant is exercisable to purchase one share of our
Class A common stock
at $11.50 per share. The Forward Purchase Warrants will have the same terms as the Public Warrants and the Forward Purchase Shares will be identical to the shares of Class A common stock included in the units sold in the Initial Public Offering, except the Forward Purchase Shares and the Forward Purchase Warrants will be subject to transfer restrictions and certain registration rights. The funds from the sale of the Forward Purchase Units may be used to fund the purchase price of the Business Combination or for the working capital needs of the post-transaction company. The Forward Purchase Agreement is independent of the percentage of stockholders electing to redeem their public shares and may provide the Company with an increased minimum funding level for the initial Business Combination. On February 11, 2021, the Sponsor transferred 345,000 Founder Shares to GSAM in connection with their commitments on the Forward Purchase Agreement and the Private Placement Warrants. The Company has recognized this transfer as a reduction of temporary equity in the amount of $1,508,461 during the year ended
December
31, 2021. The Founder S
ha
res transferred were valued by reference to the fair values of the Class A common stock and the probability of the success of the Business Combination. Pursuant to the terms of the Forward Purchase Agreement, GSAM agreed to forfeit and return to the Sponsor (i) 172,500 Founder Shares if GSAM did not purchase at least 2,500,000 Forward Purchase Units pursuant to the Forward Purchase Agreement and (ii) 172,500 Founder Shares if, at the time GSAM provided or withheld its consent to the Company’s initial Business Combination, GSAM owned a number of shares of Class A common stock less than the number of public shares it purchased at closing of the Company’s Initial Public Offering. Founder Shares linked to the purchase of 2,500,000 Forward Purchase Units were expensed due to being linked to a liability classified instrument. Founder Shares related to GSAM holding and voting the shares until the initial Business Combination are linked to Units
(as described in Note 3 above) purchased in the Initial Public Offering and, as such, the associated costs were allocated between the Company’s common stock and Public Warrants contained in the Units based on the respective fair values. Costs allocated to the Company’s stock were deferred and recorded as a reduction to temporary equity, while the costs allocated to Public Warrants were expensed.
Concurrently with the execution of the Merger Agreement on July 18, 2021, the Company, the Sponsor and GSAM, in its capacity as investment adviser on behalf of the GSAM Client Accounts, entered into a side letter to the Forward Purchase Agreement, pursuant to which GSAM irrevocably consented to purchase from the Company, and the Company agreed to issue and sell to GSAM, 2,500,000 Forward Purchase Units at a price of $10.00 per Forward Purchase Unit, or an aggregate of $25,000,000, in a private placement to be consummated substantially concurrently with the consummation of the Business Combination. The Company and the Sponsor also waived GSAM’s potential obligation to forfeit shares of Class B common stock under the circumstances contemplated by the Forward Purchase Agreement in connection with the Closing.
On January 20, 2022, the Company, the Sponsor and GSAM entered into the Side Letter pursuant to which, if GSAM acquired any shares of Common Stock (i) on or after January 20, 2022 but prior to the Cutoff Time and did not exercise any right to redeem such shares in connection with the Redemption or (ii) on or after the Cutoff Time but prior to February 1, 2022 and delivered evidence reasonably satisfactory to ENNV that (a) the stockholder from whom such shares were acquired had, prior to such acquisition, validly elected to redeem such shares in connection with the Redemption and (b) such stockholder or GSAM, as applicable, had, prior to Closing, validly revoked such election to redeem such shares in connection with the Redemption, and, in each case, did not transfer such Eligible Shares prior to the Closing Date, then such Eligible Shares would be “Non-Redeemed Shares,” and the number of Forward Purchase Units GSAM was obligated to purchase under the Forward Purchase Agreement would be reduced by the number of Non-Redeemed Shares. Notwithstanding any such reduction in the number of Forward Purchase Units that GSAM was obligated to purchase under the Forward Purchase Agreement, upon the consummation of the sale of such Forward Purchase Units, ENNV issued to GSAM a number of redeemable warrants, each of which is exercisable to purchase one share of ENNV Class A common stock at an exercise price of $11.50 per share, which warrants had the same terms as ENNV’s Warrants, such that GSAM received 625,000 Forward Purchase Warrants and Additional Warrants in the aggregate.
On
January 27, 2022, GSAM delivered to ENNV a notice that it had acquired
2,375,000 Non-Redeemed Shares.
The Company issued 125,000 Forward Purchase Units concurrently with the Closing of the Business Combination on the Closing Date.